Note 3 - Investment in Contracts with Insurance Company (Details Textual) - EBP 95-3520374 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract, Description	At December 31, 2025 and 2024, the Plan has an investment in a fully benefit-responsive Group Annuity contract with Principal Life Insurance Company (Principal; Issuer) which is reported at contract value in the statements of net assets available for benefits. Under the terms of the contract, the contributions are maintained in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. Contract value, which totaled $822,452and $1,068,584at December 31, 2025 and 2024, respectively, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false
EBP, Investment, Termination Fee Percentage	5.00%
EBP, Investment, Employer Initiated Transfer Threshold Percentage	10.00%
EBP, Investment, Employer Initiated Transfer, Surrender Charge Percentage	5.00%
Minimum [Member]
EBP, Investment, Crediting Rate	1.00%
Maximum [Member]
EBP, Investment, Crediting Rate	3.00%
EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Investment, Contract Value	$ 822,452	$ 1,068,584
Deferred Fixed Annuity [Member]
EBP, Investment, Contract Value	$ 2,734	$ 2,062